S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jul. 24, 2026 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 20,000
Securities Issued or to be Issued, Shares | shares	879,375
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.004
Over-Allotment Option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
K2 Capital Sponsor II, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	300,000
K2 Capital Sponsor II, LLC [Member] | Sponsor [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	6,000
K2 Capital Sponsor II, LLC [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Securities Issued or to be Issued, Shares | shares	6,820,337
K2 Capital Sponsor II, LLC [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 2,767,600
Securities Issued or to be Issued, Shares | shares	276,760
K2 Capital Sponsor II, LLC [Member] | Over-Allotment Option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 2,880,100
Securities Issued or to be Issued, Shares | shares	288,010
K2 Capital Sponsor II, LLC [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 2,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Karan Thakur [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	6,820,337
Yungkon Bann [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	25,000
Michael E. Fuentes [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	25,000
Rajiv Matthew [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	25,000